Related Party Transactions - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Executives	Dec. 31, 2016 EUR (€) Executives Director	Dec. 31, 2015 EUR (€) Executives Director
Disclosure of transactions between related parties [Abstract]
Average number of members of executive committee | Executives	13	13	11
Number of directors holding office | Director		1	2
Aggregate pension obligation in favor of certain corporate officers and of members of the executive committee	€ 68	€ 72	€ 128
Key management personnel compensation, termination benefits and lump sum retirement benefits	€ 9	€ 8	€ 6